Nature of operations (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Cash	$ 6,171,157	$ 3,155,750
Working capital surplus	5,910,941	4,402,537
Net loss	2,989,046	(2,875,061)	$ (64,148,145)
Net loss	$ (2,989,046)	$ 2,875,061	$ 64,148,145